SCHEDULE 1 (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
SCHEDULE OF FINANCIAL INFORMATION FOR THE SIGNIFICANT SUBSIDIARIES

Summarized financial information for the significant subsidiaries is as follows:

	December 31,
	2021	2020
	US$	US$

Current assets	108,129,821	105,491,998
Non-current assets	9,223,582	8,896,219
Current liabilities	(89,952,880)	(87,526,544)
Non-current liabilities	(1,320,025)	(2,654,400)
Revenue	61,128,972	64,198,410
Net (loss) income	(137,004)	138,938

SCHEDULE OF INVESTMENT ACTIVITY

Summarized investment activity is as follows:

	December 31,
	2021	2020
	US$	US$

Balance at the beginning of year	29,745,028	31,863,974
Allocated loss	(3,573,964)	(2,118,946)
Balance at the end of year	26,171,064	29,745,028

Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
SCHEDULE OF CONDENSED BALANCE SHEETS OF THE PARENT COMPANY

Condensed balance sheets of the parent company

	December 31,
	2021	2020
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	25,648	93,036
Short-term investments	2,012,562	2,024,057
Prepayments, deposits and other receivables	2,751,066	2,754,125
Amounts due from subsidiaries	5,610,972	8,722,221
Amounts due from related parties	1,857,039	386,007
Total current assets	12,257,287	13,979,446
Investments in subsidiaries	26,171,064	29,745,028
Investment in an equity security	100,000	100,000
Total assets	38,528,351	43,824,474

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Borrowings	1,666,989	1,225,421
Accruals and other payables	1,596,197	1,446,929
Amounts due to subsidiaries	215,889	79,054
Amounts due to related parties	48,338,222	38,280,613
Convertible bonds	—	25,622,099
Total current liabilities	51,817,297	66,654,116
Borrowings	923,256	—
Convertible bonds	16,753,190	—
Total liabilities	69,493,743	66,654,116

Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2021 and 2020)	58,030	58,030
Additional paid-in capital	29,172,373	22,488,990
Accumulated deficit	(60,105,962)	(45,256,763)
Accumulated other comprehensive loss	(89,833)	(119,899)
Total shareholders’ deficit	(30,965,392)	(22,829,642)
Total liabilities and shareholders’ deficit	38,528,351	43,824,474

SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

Condensed statements of comprehensive income (loss)

	Years ended December 31,
	2021	2020
	US$	US$

General and administrative expenses	(639,125)	(803,469)
Finance costs, net	(10,636,110)	(3,802,013)
Share of results from subsidiaries	(3,573,964)	(2,118,945)
Loss before income tax	(14,849,199)	(6,724,427)
Income tax expenses	—	—
Net loss	(14,849,199)	(6,724,427)
Other comprehensive income (loss)
Foreign currency translation adjustments	26,245	90,496
Total comprehensive loss	(14,822,954)	(6,633,931)

SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS

Condensed statements of cash flows

	Years ended December 31,
	2021	2020
	US$	US$
Cash flows from operating activities:
Net loss	(14,849,199)	(6,724,427)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds	2,814,474	533,508
Unrealized foreign exchange gain	(144,611)	—
Share of results from subsidiaries	3,573,964	2,118,945
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables	(13,246)	44,617
Accruals and other payables	5,667,902	30,445
Net cash used in operating activities	(2,950,716)	(3,996,912)

Cash flows from investing activities:
(Increase) decrease in short-term investments	(458)	1,178,864
Net cash (used in) provided by investing activities	(458)	1,178,864

Cash flows from financing activities:
Proceeds from borrowings	2,590,245	1,225,421
Repayment of borrowings	(1,225,381)	—
Repayment of convertible bonds	(10,500,000)	—
Amounts due from related parties	1,593,193	2,101,398
Amounts due to related parties	10,453,690	(1,415,827)
Net cash provided by financing activities	2,911,747	1,910,992

Net decrease in cash and cash equivalents	(39,427)	(907,056)
Effect of exchange rate changes on cash and cash equivalents	(27,961)	3,466
Cash and cash equivalents at beginning of year	93,036	996,626
Cash and cash equivalents at end of year	25,648	93,036